Long-term debt-Credit facility Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 11, 2011 Credit facility [Member]	Dec. 31, 2012 Credit facility [Member]	Jul. 22, 2008 Credit facility [Member]	Dec. 31, 2012 Credit Facility, disposal of MSC Antwerp [Member]	Apr. 04, 2011 Credit Facility, disposal of MSC Namibia [Member]	Jun. 22, 2010 Second supplemental agreement [Member]	Dec. 31, 2012 Credit facility and certain term loans [Member]	Dec. 17, 2012 Fourth supplemental agreement [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity			$ 1,000,000
Portion of the Facility used to repay existing indebtness			631,340
Date of vessel's disposal				May 2009	April 4, 2011
Facility repayments due to sale of vessel				10,655	6,610
Drawdown amount	80,852
Undrawn balance as of the drawdown date	74,242
Line of Credit number of outstanding periodic payments of principal		22
Line of Credit Periodic Payment of Principal		22,473
Balloon payment		272,758
Loan facility amalgamation date		June 30, 2011
Third supplemental agreement date		September 6,2011
Provisions of second supplemental agreement period (in years)						2
Security requirement before the second supplemental agreement						125.00%
Security requirement after the second supplemental agreement and for two years						80.00%
Minimum liquidity ratio						3.00%	3.00%
Payment of interest under the provision of second supplemental agreement						increased margin over LIBOR
Period of increased interest						June 15, 2010 to December 31, 2011
Interest paid upfront						2,995
Maximum ratio of Total Liabilities to Market Value Adjusted Total Assets						0.80:1	0.75:1
Number of vessels secured the Facility with First priority Mortgages		17
Number of ship owning companies as corporate guarantees		17
Number of vessels replaced existing vessels with first priority mortgage(s)								2
Minimum liquidity amount							30,000
Minimum Ratio of EBITDA to net interest expense							2.50:1
Minimum Market Value Adjusted Net Worth							$ 500,000